Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 10 – Related Party Transactions

The related parties that had material transactions for the nine months ended September 30, 2025 and 2024, consist of the following:

Related Party	Nature of Relationship to the Company
A	An Ohio limited liability company - a significant shareholder
B	Owner of A and our former Chief Executive Officer of the Company from April 1, 2025 to October 1, 2025. Current Chairman of the Board of Directors.
C	Chief Executive Officer of the Company until March 31, 2025 and Vice President of Operations from April 1, 2025.
D	A California limited liability company owned by a related party E
E	Significant shareholder and our Chief Technology Officer
F	Director and Chief Executive Officer of GEVI Insurance Holdings Inc.
G	A Delaware limited liability company – Series A Preferred shareholder
H	A company controlled by our Chief Financial Officer

For the nine months ended September 30, 2025 and 2024, expenses to related parties and their nature consists of:

	Nine Months Ended
	September 30,
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
A	$2,103,600	$-	150,000 Series C preferred stock for consulting fee	Professional fees - related party
A	$25,300	$6,495	Payment operating expenses on behalf of the Company	Due to related party
A	$25,000	$60,000	Repayment loan	Due to related party
D	$21,600	$64,800	Cash paid for consulting fees	Professional fees - related party
D	$4,000	$16,200	Cash paid for consulting and advisory fees	Cost of revenue - related party
E	$-	$108,808	Cash paid for management fee	Professional fees - related party
E	$91,290	$83,192	Cash paid for royalty and sales commissions	Cost of revenue - related party
F	$420,720	$-	30,000 Series C preferred stock for management compensation	Management compensation
F	$-	$348,000	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
G	$2,511,855	$-	69,007 Series C preferred stock for services	Financing expense
H	$16,065	$-	Edgar filing expense	General and administrative
H	$39,624	$-	Professional service - accounting	Professional fees - related party

For the three months ended September 30, 2025 and 2024, expenses to related parties and their nature consists of:

	Three Months Ended
	September 30,
Related Party	2025	2024	Nature of transaction	Financial Statement Line Item
D	$5,600	$23,200	Cash paid for consulting fees	Professional fees - related party
D	$-	$5,800	Cash paid for consulting and advisory fees	Cost of revenue - related party
E	$-	$39,544	Cash paid for management fee	Professional fees - related party
E	$-	$20,456	Cash paid for royalty and sales commissions	Cost of revenue - related party
H	$1,458	$-	Edgar filing expense	General and administrative
H	$20,224	$-	Professional service -accounting	Professional fees - related party

Convertible notes – related parties

The components of convertible notes as of September 30, 2025 and December 31, 2024, were as follows:

			Effective	Stated
	Principal	Maturity	Interest	Interest	September 30,	December 31,
Payment date	Amount	date	Rate	Rate	2025	2024
December 1, 2024	$576,693	December 31, 2025	-	10%	$576,693	$576,693
February 2025	$2,000,000	February 28, 2026	128%	10%	2,000,000	-
Total Convertible notes					$2,576,693	$576,693
Less: Unamortized debt discount					(729,143)	-
					1,847,550	576,693
Less: Current portion					(1,847,550)	(576,693)
Long-term portion					$-	$-

On December 31, 2024, the Company issued a convertible note of $576,693, to related party A, in exchange for the amount due to related party. The convertible note has a term of twelve (12) months, at an interest rate of 10% per annum. The outstanding principal amount of convertible note and unpaid interest is convertible at a fixed conversion price of $2.16. The conversion price is a fixed price and the Company determined that conversion feature did not need to be bifurcated. The Company has accounting for the convertible debt at amortized cost under ASC 470-20.

In February 2025, the Company entered into one (1) subscription agreement for convertible notes ($2,000,000) and warrants (416,667 shares of common stock) with a related party G. The convertible notes have a term of twelve (12) months, at an interest rate of 10% per annum and warrants are with a term of five (5) years, at exercise price of $3.00 per share. The outstanding principal amount of convertible notes and unpaid interest is convertible at a fixed conversion price of $2.40. The obligations of the Company under the convertible note are secured by a pledge of the Company’s membership interests in MFB Ohio. In the event of a default, related party G could proceed against the equity of MFB Ohio pledged to collateralize the convertible note. MFB Ohio owns the Company’s intellectual property portfolio. The Company paid 8% original discount of $160,000 and financing fee of $63,918 and recorded these financing costs as debt discount. The Company has accounted for the convertible debt at amortized cost under ASC 470-20.

During the nine months ended September 30, 2025, the Company recognized the debt discount of $1,824,087 (Original Issued Discounts of discount and financing fee of $223,918 and warrants of $1,600,169).

During the three and nine months ended September 30, 2025, the Company recognized interest expenses of $64,946 and $160,393 and amortization of debt discount of $915,548 and $1,094,944, respectively. As of September 30, 2025, the Company recorded accrued interest of $160,393.

Note 11 – Related Party Transactions

The related parties that had material transactions for the years ended December 31, 2024 and 2023, consist of the following:

Related Party	Nature of Relationship to the Company
A	An Ohio Corporation – a significant shareholder
B	Owner of related party A
C	Chief Executive Officer (CEO) of the Company
D	A California Corporation owned by related party E
E	Significant shareholder
F	Former MFB Ohio board advisor, resigned during 2024
G	MFB Ohio board advisor
H	MFB Ohio board advisor
I	MFB Ohio board advisor
J	Director and Chief Executive Officer of GEVI Insurance Holdings Inc.
K	Former MFB Ohio board advisor, resigned during 2024

As of December 31, 2024 and 2023, amounts owing to related parties consists as follows:

	December 31,	December 31,
Related Party	2024	2023
A	$-	$897,197
B	-	411,880
	$-	$1,309,077

During the years ended December 31, 2024 and 2023, related party A advanced to the Company an amount of $2,000 and $307,500 for working capital proposes and $6,495 and $246,425 for operating expenses paid directly to vendors, on behalf of the Company, respectively. During the years ended December 31, 2024 and 2023, the Company repaid $330,000 and $125,000 owing to the related party A and $410,880 and $0 owing to the related party B, respectively. On December 31, 2024, the Company issued a $576,693 convertible note to related party A in exchange for the amount due to related party A and B of $576,693.

For the years ended December 31, 2024 and 2023, expenses to related parties and their nature consists of:

	Year Ended
	December 31
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
C	$75,000	$-	Cash paid for management fee	General and administration
D	$77,600	$120,400	Cash paid for consulting fees	Professional fees - related party
D	$19,400	$30,100	Cash paid for consulting and advisory fees	Cost of revenue – related party
E	$163,654	$139,196	Cash paid for management fee	Professional fees - related party
E	$81,917	$47,304	Cash paid for royalty and sales commissions (See Note14)	Cost of revenue – related party
F	$214,950	$-	41,667 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	83,333 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	25,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	41,667 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	16,666 shares of common stock issued for advisory fee	Professional fees - related party

Convertible note – related party

On December 31, 2024, the Company issued convertible note of $576,693, to related party A, in exchange for the amount due to related party. The convertible note has a term of twelve (12) months, at an interest rate of 10% per annum. The outstanding principal amount of convertible note and unpaid interest is convertible at a fixed conversion price of $2.16. The conversion price is a fixed price and the Company determined that conversion feature did not need to be bifurcated. The Company has accounting for the convertible debt at amortized cost under ASC 470-20.

As of December 31, 2024, the Company recorded convertible note – related party of $576,693.